Investment Objectives and Goals	May 01, 2026
Global Luxury Goods Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Luxury Goods Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global Luxury Goods Fund’s primary objective is to seek long-term capital appreciation.
Gold and Precious Metals Fund
Prospectus [Line Items]
Risk/Return [Heading]	Gold and Precious Metals Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Gold and Precious Metals Fund seeks long-term growth of capital plus protection against inflation and monetary instability. The fund also pursues current income as a secondary objective.
World Precious Minerals Fund
Prospectus [Line Items]
Risk/Return [Heading]	World Precious Minerals Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The World Precious Minerals Fund seeks long-term growth of capital plus protection against inflation and monetary instability.
Global Resources Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Resources Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global Resources Fund seeks long-term growth of capital plus protection against inflation and monetary instability.
Near-Term Tax Free Fund
Prospectus [Line Items]
Risk/Return [Heading]	Near-Term Tax Free Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Near-Term Tax Free Fund seeks to provide a high level of current income that is exempt from federal income taxation and to preserve capital.
U.S. Government Securities Ultra-Short Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Government Securities Ultra-Short Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The U.S. Government Securities Ultra-Short Bond Fund (Government Securities Ultra-Short Bond Fund) seeks to provide current income and preserve capital.